8. Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 7 – ACCRUED EXPENSES

Accrued expenses are summarized as follows:

	September 30,	December 31,
	2020	2019
Accrued operating expenses	$798,752	$854,056
Accrued wages and related expenses	402,710	487,327
Accrued interest expense	44,635	–
Accrued sales tax payable	616,999	345,458
	$1,863,096	$1,686,841

Accrued sales tax payable is comprised of amounts due to various states and Canadian provinces for 2015 through 2020.

NOTE 8 – ACCRUED EXPENSES

Accrued expenses are summarized as follows:

	December 31,	December 31,
	2019	2018
Accrued operating expenses	$854,056	$240,941
Accrued wages and related expenses	487,327	490,961
Accrued interest expense	–	10,958
Accrued sales tax payable	345,458	401,282
	$1,686,841	$1,144,142

Accrued sales tax payable is comprised of prior period sales tax payable to various states for 2015 through 2019. The Company has set up payment plans with the various taxing agencies to relieve the obligation. The payment plans require monthly payments in various amounts over a period of 12 months.